Derivative Instruments - Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	$ 2,340.3	$ 1,163.5
Derivative financial liabilities held for trading	2,253.8	751.7
Synthetic equity swap | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	190.0	243.3
Derivative financial liabilities held for trading	0.0	0.0
Agriculture contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	163.5	296.7
Derivative financial liabilities held for trading	163.2	221.5
Energy contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	106.2	83.3
Derivative financial liabilities held for trading	102.8	53.0
Foreign currency contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	1,124.2	204.9
Derivative financial liabilities held for trading	997.7	259.1
Foreign currency contracts | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	24.9	0.1
Derivative financial liabilities held for trading	0.0	24.2
Precious metal contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	7.8	1.3
Derivative financial liabilities held for trading	17.2	3.9
Credit contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	3.7	2.2
Derivative financial liabilities held for trading	15.1	9.6
Metals contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	15.9	3.2
Derivative financial liabilities held for trading	26.3	3.1
Equity contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	526.9	233.5
Derivative financial liabilities held for trading	769.6	65.2
Crypto contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	2.8	13.7
Derivative financial liabilities held for trading	7.2	16.1
Rates contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	128.0	55.6
Derivative financial liabilities held for trading	134.7	62.8
Rates contracts | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	46.4	25.7
Derivative financial liabilities held for trading	$ 20.0	$ 33.2